Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2023
Disclosure Of Nature Of Operations [Abstract]
Operating losses	$ 2,940	$ 4,699	$ 9,132	$ 21,431
Accumulated deficit	82,220		82,220		$ 73,088
Cash on hand	$ 6,300		$ 6,300